Debentures	9 Months Ended
Sep. 30, 2021
Debentures

16 Debentures

Schedule of debenture

Issue date	Issuer	Series	Maturity	Annual financial charges (%)	Sep/2021	Dec/2020
Mar-2013	DAC	Single	Mar-2025	IPCA + 6%	156,098	177,009
Sep-2013	Cetrel	Single	Sep-2025	126.5% of CDI	49,912	59,106
					206,010	236,115

Current liabilities					57,466	54,436
Non-current liabilities					148,544	181,679
Total					206,010	236,115

(a)     Payment schedule

The maturity profile of the long-term debentures is as follows:

	Sep/2021	Dec/2020

2022	13,877	53,406
2023	55,641	53,417
2024	55,691	53,443
2025	23,335	21,413
Total	148,544	181,679

(b)     Guarantees

The issuers entered into agreements for the fiduciary sale of credit rights, in which attached accounts are maintained to cover debt service for the three months of the installments coming due, under the terms of the instruments of assignment.